LOANS	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable Disclosure [Abstract]
LOANS
LOANS
Citigroup loans are reported in two categories—consumer and corporate. These categories are classified primarily according to the segment and subsegment that manage the loans.
Consumer Loans
Consumer loans represent loans and leases managed primarily by the Global Consumer Banking businesses in Citicorp and in Citi Holdings. The following table provides information by loan type for the periods indicated:

In millions of dollars	2014	2013
Consumer loans
In U.S. offices
Mortgage and real estate(1)	$96,533	$108,453
Installment, revolving credit, and other	14,450	13,398
Cards	112,982	115,651
Commercial and industrial	5,895	6,592
	$229,860	$244,094
In offices outside the U.S.
Mortgage and real estate(1)	$54,462	$55,511
Installment, revolving credit, and other	31,128	33,182
Cards	32,032	36,740
Commercial and industrial	22,561	24,107
Lease financing	609	769
	$140,792	$150,309
Total Consumer loans	$370,652	$394,403
Net unearned income	(682)	(572)
Consumer loans, net of unearned income	$369,970	$393,831

(1)	Loans secured primarily by real estate.

Citigroup has established a risk management process to monitor, evaluate and manage the principal risks associated with its consumer loan portfolio. Credit quality indicators that are actively monitored include delinquency status, consumer credit scores (FICO), and loan to value (LTV) ratios, each as discussed in more detail below.
Included in the loan table above are lending products whose terms may give rise to greater credit issues. Credit cards with below-market introductory interest rates and interest-only loans are examples of such products. These products are closely managed using credit techniques that are intended to mitigate their higher inherent risk.
During the years ended December 31, 2014 and 2013, the Company sold and/or reclassified to held-for-sale $7.9 billion and $11.5 billion, respectively, of consumer loans. The Company did not have significant purchases of consumer loans during the year ended December 31, 2014. During the year ended December 31, 2013, Citi also acquired approximately $7 billion of loans related to the acquisition of Best Buy’s U.S. credit card portfolio.
Delinquency Status
Delinquency status is monitored and considered a key indicator of credit quality of consumer loans. Principally the U.S. residential first mortgage loans use the Mortgage Banking Association (MBA) method of reporting delinquencies, which considers a loan delinquent if a monthly payment has not been received by the end of the day immediately preceding the loan’s next due date. All other loans use a method of reporting delinquencies, which considers a loan delinquent if a monthly payment has not been received by the close of business on the loan’s next due date.
As a general policy, residential first mortgages, home equity loans and installment loans are classified as non-accrual when loan payments are 90 days contractually past due. Credit cards and unsecured revolving loans generally accrue interest until payments are 180 days past due. Home equity loans in regulated bank entities are classified as non-accrual if the related residential first mortgage is 90 days or more past due. Mortgage loans in regulated bank entities discharged through Chapter 7 bankruptcy, other than Federal Housing Administration (FHA)-insured loans, are classified as non-accrual. Commercial market loans are placed on a cash (non-accrual) basis when it is determined, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful or when interest or principal is 90 days past due.
The policy for re-aging modified U.S. consumer loans to current status varies by product. Generally, one of the conditions to qualify for these modifications is that a minimum number of payments (typically ranging from one to three) be made. Upon modification, the loan is re-aged to current status. However, re-aging practices for certain open-ended consumer loans, such as credit cards, are governed by Federal Financial Institutions Examination Council (FFIEC) guidelines. For open-ended consumer loans subject to FFIEC guidelines, one of the conditions for the loan to be re-aged to current status is that at least three consecutive minimum monthly payments, or the equivalent amount, must be received. In addition, under FFIEC guidelines, the number of times that such a loan can be re-aged is subject to limitations (generally once in 12 months and twice in five years). Furthermore, FHA and Department of Veterans Affairs (VA) loans are modified under those respective agencies’ guidelines and payments are not always required in order to re-age a modified loan to current.

The following tables provide details on Citigroup’s consumer loan delinquency and non-accrual loans as of December 31, 2014 and December 31, 2013:
Consumer Loan Delinquency and Non-Accrual Details at December 31, 2014

In millions of dollars	Total current(1)(2)	30-89 days past due(3)	≥ 90 days past due(3)	Past due government guaranteed(4)	Total loans(2)	Total non-accrual	90 days past due and accruing
In North America offices
Residential first mortgages	$61,730	$1,280	$1,371	$3,443	$67,824	$2,746	$2,759
Home equity loans(5)	27,262	335	520	—	28,117	1,271	—
Credit cards	111,441	1,316	1,271	—	114,028	—	1,273
Installment and other	12,361	229	284	—	12,874	254	3
Commercial market loans	8,630	31	13	—	8,674	135	15
Total	$221,424	$3,191	$3,459	$3,443	$231,517	$4,406	$4,050
In offices outside North America
Residential first mortgages	$44,782	$312	$223	$—	$45,317	$454	$—
Home equity loans(5)	—	—	—	—	—	—	—
Credit cards	30,327	602	553	—	31,482	413	322
Installment and other	29,297	328	149	—	29,774	216	—
Commercial market loans	31,280	86	255	—	31,621	405	—
Total	$135,686	$1,328	$1,180	$—	$138,194	$1,488	$322
Total GCB and Citi Holdings	$357,110	$4,519	$4,639	$3,443	$369,711	$5,894	$4,372
Other	238	10	11	—	259	30	—
Total Citigroup	$357,348	$4,529	$4,650	$3,443	$369,970	$5,924	$4,372

(1)	Loans less than 30 days past due are presented as current.

(2)	Includes $43 million of residential first mortgages recorded at fair value.

(3)	Excludes loans guaranteed by U.S. government-sponsored entities.

(4)	Consists of residential first mortgages that are guaranteed by U.S. government-sponsored entities that are 30–89 days past due of $0.6 billion and 90 days past due of $2.8 billion.

(5)	Fixed rate home equity loans and loans extended under home equity lines of credit, which are typically in junior lien positions.
Consumer Loan Delinquency and Non-Accrual Details at December 31, 2013

In millions of dollars	Total current(1)(2)	30-89 days past due(3)	≥ 90 days past due(3)	Past due government guaranteed(4)	Total loans(2)	Total non-accrual	90 days past due and accruing
In North America offices
Residential first mortgages	$66,612	$2,044	$1,975	$5,271	$75,902	$3,415	$3,997
Home equity loans(5)	30,603	434	605	—	31,642	1,452	—
Credit cards	113,886	1,491	1,452	—	116,829	—	1,452
Installment and other	12,609	225	243	—	13,077	247	7
Commercial market loans	8,630	26	28	—	8,684	112	7
Total	$232,340	$4,220	$4,303	$5,271	$246,134	$5,226	$5,463
In offices outside North America
Residential first mortgages	$46,067	$435	$332	$—	$46,834	$584	$—
Home equity loans(5)	—	—	—	—	—	—	—
Credit cards	34,733	780	641	—	36,154	402	413
Installment and other	30,138	398	158	—	30,694	230	—
Commercial market loans	33,242	111	295	—	33,648	610	—
Total	$144,180	$1,724	$1,426	$—	$147,330	$1,826	$413
Total GCB and Citi Holdings	$376,520	$5,944	$5,729	$5,271	$393,464	$7,052	$5,876
Other	338	13	16	—	367	43	—
Total Citigroup	$376,858	$5,957	$5,745	$5,271	$393,831	$7,095	$5,876

(1)	Loans less than 30 days past due are presented as current.

(2)	Includes $0.9 billion of residential first mortgages recorded at fair value.

(3)	Excludes loans guaranteed by U.S. government-sponsored entities.

(4)	Consists of residential first mortgages that are guaranteed by U.S. government-sponsored entities that are 30–89 days past due of $1.2 billion and 90 days past due of $4.1 billion.

(5)	Fixed rate home equity loans and loans extended under home equity lines of credit, which are typically in junior lien positions.

Consumer Credit Scores (FICO)
In the U.S., independent credit agencies rate an individual’s risk for assuming debt based on the individual’s credit history and assign every consumer a “FICO” (Fair Isaac Corporation) credit score. These scores are continually updated by the agencies based upon an individual’s credit actions (e.g., taking out a loan or missed or late payments).
The following tables provide details on the FICO scores attributable to Citi’s U.S. consumer loan portfolio as of December 31, 2014 and 2013 (commercial market loans are not included in the table since they are business-based and FICO scores are not a primary driver in their credit evaluation). FICO scores are updated monthly for substantially all of the portfolio or, otherwise, on a quarterly basis, for the remaining portfolio.

FICO score distribution in U.S. portfolio(1)(2)	December 31, 2014
In millions of dollars	Less than 620	≥ 620 but less than 660	Equal to or greater than 660
Residential first mortgages	$8,911	$5,463	$45,783
Home equity loans	3,257	2,456	20,957
Credit cards	7,647	10,296	92,877
Installment and other	4,015	2,520	5,150
Total	$23,830	$20,735	$164,767

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to long-term standby commitments (LTSCs) with U.S. government-sponsored entities and loans recorded at fair value.

(2)	Excludes balances where FICO was not available. Such amounts are not material.

FICO score distribution in U.S. portfolio(1)(2)	December 31, 2013
In millions of dollars	Less than 620	≥ 620 but less than 660	Equal to or greater than 660
Residential first mortgages	$11,860	$6,426	$46,207
Home equity loans	4,093	2,779	23,152
Credit cards	8,125	10,693	94,437
Installment and other	3,900	2,399	5,186
Total	$27,978	$22,297	$168,982

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to LTSCs with U.S. government-sponsored entities and loans recorded at fair value.

(2)	Excludes balances where FICO was not available. Such amounts are not material.

Loan to Value (LTV) Ratios
LTV ratios (loan balance divided by appraised value) are calculated at origination and updated by applying market price data.
The following tables provide details on the LTV ratios attributable to Citi’s U.S. consumer mortgage portfolios as of December 31, 2014 and 2013. LTV ratios are updated monthly using the most recent Core Logic Home Price Index data available for substantially all of the portfolio applied at the Metropolitan Statistical Area level, if available, or the state level if not. The remainder of the portfolio is updated in a similar manner using the Federal Housing Finance Agency indices.

LTV distribution in U.S. portfolio(1)(2)	December 31, 2014
In millions of dollars	Less than or equal to 80%	> 80% but less than or equal to 100%	Greater than 100%
Residential first mortgages	$48,163	$9,480	$2,670
Home equity loans	14,638	7,267	4,641
Total	$62,801	$16,747	$7,311

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to LTSCs with U.S. government-sponsored entities and loans recorded at fair value.

(2)	Excludes balances where LTV was not available. Such amounts are not material.

LTV distribution in U.S. portfolio(1)(2)	December 31, 2013
In millions of dollars	Less than or equal to 80%	> 80% but less than or equal to 100%	Greater than 100%
Residential first mortgages	$45,809	$13,458	$5,269
Home equity loans	14,216	8,685	6,935
Total	$60,025	$22,143	$12,204

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to LTSCs with U.S. government-sponsored entities and loans recorded at fair value.

(2)	Excludes balances where LTV was not available. Such amounts are not material.

Impaired Consumer Loans
Impaired loans are those loans where Citigroup believes it is probable all amounts due according to the original contractual terms of the loan will not be collected. Impaired consumer loans include non-accrual commercial market loans, as well as smaller-balance homogeneous loans whose terms have been modified due to the borrower’s financial difficulties and where Citigroup has granted a concession to the borrower. These modifications may include interest rate reductions and/or principal forgiveness. Impaired consumer loans exclude smaller-balance homogeneous loans that have not been modified and are carried on a non-accrual basis. In addition, impaired consumer loans exclude substantially all loans modified pursuant to Citi’s short-term modification programs (i.e., for periods of 12 months or less) that were modified prior to January 1, 2011.
As a result of OCC guidance issued in the third quarter of 2012, mortgage loans to borrowers who have gone through Chapter 7 bankruptcy are classified as troubled debt restructurings (TDRs). These TDRs, other than FHA-insured loans, are written down to collateral value less cost to sell. FHA-insured loans are reserved based on a discounted cash flow model.
The following tables present information about total impaired consumer loans at and for the periods ended December 31, 2014 and 2013, respectively, and for the years ended December 31, 2014 and 2013 for interest income recognized on impaired consumer loans:

	At and for the year ended December 31, 2014
In millions of dollars	Recorded investment(1)(2)	Unpaid principal balance	Related specific allowance(3)	Average carrying value(4)	Interest income recognized(5)(6)
Mortgage and real estate
Residential first mortgages	$13,551	$14,387	$1,909	$15,389	$690
Home equity loans	2,029	2,674	599	2,075	74
Credit cards	2,407	2,447	849	2,732	196
Installment and other
Individual installment and other	948	963	450	975	124
Commercial market loans	423	599	110	381	22
Total	$19,358	$21,070	$3,917	$21,552	$1,106

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount and direct write-downs and includes accrued interest only on credit card loans.

(2)	$1,896 million of residential first mortgages, $554 million of home equity loans and $158 million of commercial market loans do not have a specific allowance.
(3) Included in the Allowance for loan losses.
(4) Average carrying value represents the average recorded investment ending balance for the last four quarters and does not include the related specific allowance.
(5) Includes amounts recognized on both an accrual and cash basis.
(6) Cash interest receipts on smaller-balance homogeneous loans are generally recorded as revenue. The interest recognition policy for commercial market loans is identical to that for corporate loans, as described below.

	At and for the year ended December 31, 2013
In millions of dollars	Recorded investment(1)(2)	Unpaid principal balance	Related specific allowance(3)	Average carrying value(4)	Interest income recognized(5)(6)(7)
Mortgage and real estate
Residential first mortgages	$16,801	$17,788	$2,309	$17,616	$790
Home equity loans	2,141	2,806	427	2,116	81
Credit cards	3,339	3,385	1,178	3,720	234
Installment and other
Individual installment and other	1,114	1,143	536	1,094	153
Commercial market loans	398	605	183	404	22
Total	$23,793	$25,727	$4,633	$24,950	$1,280

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount and direct write-downs and includes accrued interest only on credit card loans.

(2)	$2,169 million of residential first mortgages, $568 million of home equity loans and $111 million of commercial market loans do not have a specific allowance.

(3)	Included in the Allowance for loan losses.

(4)	Average carrying value represents the average recorded investment ending balance for last four quarters and does not include the related specific allowance.
(5) Includes amounts recognized on both an accrual and cash basis.
(6) Cash interest receipts on smaller-balance homogeneous loans are generally recorded as revenue. The interest recognition policy for commercial market loans is identical to that for corporate loans, as described below.

(7)	Interest income recognized for the year ended December 31, 2012 was $1,520 million.
Consumer Troubled Debt Restructurings
The following tables present consumer TDRs occurring during the years ended December 31, 2014 and 2013:

	At and for the year ended December 31, 2014
In millions of dollars except number of loans modified	Number of loans modified	Post- modification recorded investment(1)(2)	Deferred principal(3)	Contingent principal forgiveness(4)	Principal forgiveness(5)	Average interest rate reduction
North America
Residential first mortgages	20,114	$2,478	$52	$36	$16	1%
Home equity loans	7,444	279	3	—	14	2
Credit cards	185,962	808	—	—	—	15
Installment and other revolving	46,838	351	—	—	—	7
Commercial markets(6)	191	35	—	—	1	—
Total(7)	260,549	$3,951	$55	$36	$31
International
Residential first mortgages	3,150	$103	$—	$—	$1	1%
Home equity loans	67	11	—	—	—	—
Credit cards	139,128	447	—	—	9	13
Installment and other revolving	61,563	292	—	—	7	9
Commercial markets(6)	346	200	—	—	—	—
Total(7)	204,254	$1,053	$—	$—	$17

	At and for the year ended December 31, 2013
In millions of dollars except number of loans modified	Number of loans modified	Post- modification recorded investment(1)(8)	Deferred principal(3)	Contingent principal forgiveness(4)	Principal forgiveness(5)	Average interest rate reduction
North America
Residential first mortgages	32,116	$4,160	$68	$25	$158	1%
Home equity loans	12,774	552	1	—	92	1
Credit cards	172,211	826	—	—	—	14
Installment and other revolving	53,332	381	—	—	—	7
Commercial markets(6)	202	39	—	—	—	—
Total(7)	270,635	$5,958	$69	$25	$250
International
Residential first mortgages	3,598	$159	$—	$—	$2	1%
Home equity loans	68	2	—	—	—	—
Credit cards	165,350	557	—	—	10	13
Installment and other revolving	59,030	342	—	—	7	7
Commercial markets(6)	413	104	2	—	—	—
Total(7)	228,459	$1,164	$2	$—	$19

(1)	Post-modification balances include past due amounts that are capitalized at the modification date.

(2)
Post-modification balances in North America include $322 million of residential first mortgages and $80 million of home equity loans to borrowers who have gone through Chapter 7 bankruptcy in the year ended December 31, 2014. These amounts include $179 million of residential first mortgages and $69 million of home equity loans that were newly classified as TDRs in the year ended December 31, 2014 as a result of OCC guidance, as described above.

(3)
Represents portion of contractual loan principal that is non-interest bearing but still due from the borrower. Such deferred principal is charged off at the time of permanent modification to the extent that the related loan balance exceeds the underlying collateral value.

(4)	Represents portion of contractual loan principal that is non-interest bearing and, depending upon borrower performance, eligible for forgiveness.

(5)	Represents portion of contractual loan principal that was forgiven at the time of permanent modification.
(6) Commercial markets loans are generally borrower-specific modifications and incorporate changes in the amount and/or timing of principal and/or interest.
(7) The above tables reflect activity for loans outstanding as of the end of the reporting period that were considered TDRs.
(8) Post-modification balances in North America include $502 million of residential first mortgages and $101 million of home equity loans to borrowers who have gone through Chapter 7 bankruptcy in the year ended December 31, 2013. These amounts include $332 million of residential first mortgages and $85 million of home equity loans that were newly classified as TDRs in the year ended December 31, 2013 as a result of OCC guidance, as described above.

The following table presents consumer TDRs that defaulted during the years ended December 31, 2014 and 2013, respectively, for which the payment default occurred within one year of a permanent modification. Default is defined as 60 days past due, except for classifiably managed commercial markets loans, where default is defined as 90 days past due.

	Years ended December 31,
In millions of dollars	2014	2013
North America
Residential first mortgages	$715	$1,532
Home equity loans	72	183
Credit cards	194	204
Installment and other revolving	95	91
Commercial markets	9	3
Total	$1,085	$2,013
International
Residential first mortgages	$24	$54
Home equity loans	—	—
Credit cards	217	198
Installment and other revolving	104	104
Commercial markets	105	15
Total	$450	$371
Corporate Loans
Corporate loans represent loans and leases managed by the Institutional Clients Group in Citicorp or, to a much lesser extent, in Citi Holdings. The following table presents information by corporate loan type as of December 31, 2014 and December 31, 2013:

In millions of dollars	December 31, 2014	December 31, 2013
Corporate
In U.S. offices
Commercial and industrial	$35,055	$32,704
Financial institutions	36,272	25,102
Mortgage and real estate(1)	32,537	29,425
Installment, revolving credit and other	29,207	34,434
Lease financing	1,758	1,647
	$134,829	$123,312
In offices outside the U.S.
Commercial and industrial	$79,239	$82,663
Financial institutions	33,269	38,372
Mortgage and real estate(1)	6,031	6,274
Installment, revolving credit and other	19,259	18,714
Lease financing	356	527
Governments and official institutions	2,236	2,341
	$140,390	$148,891
Total Corporate loans	$275,219	$272,203
Net unearned income	(554)	(562)
Corporate loans, net of unearned income	$274,665	$271,641

(1)	Loans secured primarily by real estate.
The Company sold and/or reclassified (to held-for-sale) $4.8 billion and $5.8 billion of corporate loans during the years ended December 31, 2014 and 2013, respectively. The Company did not have significant purchases of corporate loans classified as held-for-investment for the years ended December 31, 2014 or 2013.
Corporate loans are identified as impaired and placed on a cash (non-accrual) basis when it is determined, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful or when interest or principal is 90 days past due, except when the loan is well collateralized and in the process of collection. Any interest accrued on impaired corporate loans and leases is reversed at 90 days and charged against current earnings, and interest is thereafter included in earnings only to the extent actually received in cash. When there is doubt regarding the ultimate collectability of principal, all cash receipts are thereafter applied to reduce the recorded investment in the loan. While corporate loans are generally managed based on their internally assigned risk rating (see further discussion below), the following tables present delinquency information by corporate loan type as of December 31, 2014 and December 31, 2013.
Corporate Loan Delinquency and Non-Accrual Details at December 31, 2014

In millions of dollars	30-89 days past due and accruing(1)	≥ 90 days past due and accruing(1)	Total past due and accruing	Total non-accrual(2)	Total current(3)	Total loans (4)
Commercial and industrial	$50	$—	$50	$575	$109,764	$110,389
Financial institutions	2	—	2	250	67,580	67,832
Mortgage and real estate	86	—	86	252	38,135	38,473
Leases	—	—	—	51	2,062	2,113
Other	49	1	50	55	49,844	49,949
Loans at fair value						5,858
Purchased Distressed Loans						51
Total	$187	$1	$188	$1,183	$267,385	$274,665

(1)	Corporate loans that are 90 days past due are generally classified as non-accrual. Corporate loans are considered past due when principal or interest is contractually due but unpaid.

(2)
Citi generally does not manage corporate loans on a delinquency basis. Non-accrual loans generally include those loans that are ≥ 90 days past due or those loans for which Citi believes, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful.

(3)	Corporate loans are past due when principal or interest is contractually due but unpaid. Loans less than 30 days past due are presented as current.

(4)	Total loans include loans at fair value, which are not included in the various delinquency columns.
Corporate Loan Delinquency and Non-Accrual Details at December 31, 2013

In millions of dollars	30-89 days past due and accruing(1)	≥ 90 days past due and accruing(1)	Total past due and accruing	Total non-accrual(2)	Total current(3)	Total loans (4)
Commercial and industrial	$72	$5	$77	$769	$112,985	$113,831
Financial institutions	—	—	—	365	61,704	62,069
Mortgage and real estate	183	58	241	515	34,027	34,783
Leases	9	1	10	189	1,975	2,174
Other	47	2	49	70	54,476	54,595
Loans at fair value						4,072
Purchased Distressed Loans						117
Total	$311	$66	$377	$1,908	$265,167	$271,641

(1)	Corporate loans that are 90 days past due are generally classified as non-accrual. Corporate loans are considered past due when principal or interest is contractually due but unpaid.

(2)
Citi generally does not manage corporate loans on a delinquency basis. Non-accrual loans generally include those loans that are ≥ 90 days past due or those loans for which Citi believes, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful.

(3)	Corporate loans are past due when principal or interest is contractually due but unpaid. Loans less than 30 days past due are presented as current.

(4)	Total loans include loans at fair value, which are not included in the various delinquency columns.

Citigroup has a risk management process to monitor, evaluate and manage the principal risks associated with its corporate loan portfolio. As part of its risk management process, Citi assigns numeric risk ratings to its corporate loan facilities based on quantitative and qualitative assessments of the obligor and facility. These risk ratings are reviewed at least annually or more often if material events related to the obligor or facility warrant. Factors considered in assigning the risk ratings include financial condition of the obligor, qualitative assessment of management and strategy, amount and sources of repayment, amount and type of collateral and guarantee arrangements, amount and type of any contingencies associated with the obligor, and the obligor’s industry and geography.
The obligor risk ratings are defined by ranges of default probabilities. The facility risk ratings are defined by ranges of loss norms, which are the product of the probability of default and the loss given default. The investment grade rating categories are similar to the category BBB-/Baa3 and above as defined by S&P and Moody’s. Loans classified according to the bank regulatory definitions as special mention, substandard and doubtful will have risk ratings within the non-investment grade categories.
Corporate Loans Credit Quality Indicators at December 31, 2014 and December 31, 2013

	Recorded investment in loans(1)
In millions of dollars	December 31, 2014	December 31, 2013
Investment grade(2)
Commercial and industrial	$80,812	$79,360
Financial institutions	56,154	49,699
Mortgage and real estate	16,068	13,178
Leases	1,669	1,600
Other	46,284	51,370
Total investment grade	$200,987	$195,207
Non-investment grade(2)
Accrual
Commercial and industrial	$29,003	$33,702
Financial institutions	11,429	12,005
Mortgage and real estate	3,587	4,205
Leases	393	385
Other	3,609	3,155
Non-accrual
Commercial and industrial	575	769
Financial institutions	250	365
Mortgage and real estate	252	515
Leases	51	189
Other	55	70
Total non-investment grade	$49,204	$55,360
Private bank loans managed on a delinquency basis (2)	$18,616	$17,002
Loans at fair value	5,858	4,072
Corporate loans, net of unearned income	$274,665	$271,641

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount, less any direct write-downs.

(2)	Held-for-investment loans are accounted for on an amortized cost basis.
Corporate loans and leases identified as impaired and placed on non-accrual status are written down to the extent that principal is judged to be uncollectible. Impaired collateral-dependent loans and leases, where repayment is expected to be provided solely by the sale of the underlying collateral and there are no other available and reliable sources of repayment, are written down to the lower of cost or collateral value, less cost to sell. Cash-basis loans are returned to an accrual status when all contractual principal and interest amounts are reasonably assured of repayment and there is a sustained period of repayment performance, generally six months, in accordance with the contractual terms of the loan.
The following tables present non-accrual loan information by corporate loan type at December 31, 2014 and December 31, 2013 and interest income recognized on non-accrual corporate loans for the years ended December 31, 2014 and 2013, respectively:
Non-Accrual Corporate Loans

	At and for the year ended December 31, 2014
In millions of dollars	Recorded investment(1)	Unpaid principal balance	Related specific allowance	Average carrying value(2)	Interest income recognized(3)
Non-accrual corporate loans
Commercial and industrial	$575	$863	$155	$658	$32
Financial institutions	250	262	7	278	4
Mortgage and real estate	252	287	24	263	8
Lease financing	51	53	29	85	—
Other	55	68	21	60	3
Total non-accrual corporate loans	$1,183	$1,533	$236	$1,344	$47

	At and for the year ended December 31, 2013
In millions of dollars	Recorded investment(1)	Unpaid principal balance	Related specific allowance	Average carrying value(2)	Interest income recognized(3)
Non-accrual corporate loans
Commercial and industrial	$769	$1,074	$79	$967	$30
Financial institutions	365	382	3	378	9
Mortgage and real estate	515	651	35	585	3
Lease financing	189	190	131	189	—
Other	70	216	20	64	1
Total non-accrual corporate loans	$1,908	$2,513	$268	$2,183	$43

	December 31, 2014		December 31, 2013
In millions of dollars	Recorded investment(1)	Related specific allowance	Recorded investment(1)	Related specific allowance
Non-accrual corporate loans with valuation allowances
Commercial and industrial	$224	$155	$401	$79
Financial institutions	37	7	24	3
Mortgage and real estate	70	24	253	35
Lease financing	47	29	186	131
Other	55	21	61	20
Total non-accrual corporate loans with specific allowance	$433	$236	$925	$268
Non-accrual corporate loans without specific allowance
Commercial and industrial	$351		$368
Financial institutions	213		341
Mortgage and real estate	182		262
Lease financing	4		3
Other	—		9
Total non-accrual corporate loans without specific allowance	$750	N/A	$983	N/A

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount, less any direct write-downs.

(2)	Average carrying value represents the average recorded investment balance and does not include related specific allowance.

(3)	Interest income recognized for the year ended December 31, 2012 was $98 million.
N/A Not Applicable

Corporate Troubled Debt Restructurings
The following table presents corporate TDR activity at and for the year ended December 31, 2014.

In millions of dollars	Carrying Value	TDRs involving changes in the amount and/or timing of principal payments(1)	TDRs involving changes in the amount and/or timing of interest payments(2)	TDRs involving changes in the amount and/or timing of both principal and interest payments
Commercial and industrial	$48	$30	$17	$1
Financial institutions	—	—	—	—
Mortgage and real estate	8	5	1	2
Other	—	—	—	—
Total	$56	$35	$18	$3

(1)
TDRs involving changes in the amount or timing of principal payments may involve principal forgiveness or deferral of periodic and/or final principal payments. Because forgiveness of principal is rare for commercial loans, modifications typically have little to no impact on the loans’ projected cash flows and thus little to no impact on the allowance established for the loan.  Charge-offs for amounts deemed uncollectable may be recorded at the time of the restructuring or may have already been recorded in prior periods such that no charge-off is required at the time of the modification.

(2)	TDRs involving changes in the amount or timing of interest payments may involve a below-market interest rate.

The following table presents corporate TDR activity at and for the year ended December 31, 2013.

In millions of dollars	Carrying Value	TDRs involving changes in the amount and/or timing of principal payments(1)	TDRs involving changes in the amount and/or timing of interest payments(2)	TDRs involving changes in the amount and/or timing of both principal and interest payments
Commercial and industrial	$130	$55	$58	$17
Financial institutions	—	—	—	—
Mortgage and real estate	34	19	14	1
Other	5	—	—	5
Total	$169	$74	$72	$23

(1)
TDRs involving changes in the amount or timing of principal payments may involve principal forgiveness or deferral of periodic and/or final principal payments. Because forgiveness of principal is rare for commercial loans, modifications typically have little to no impact on the loans’ projected cash flows and thus little to no impact on the allowance established for the loan.  Charge-offs for amounts deemed uncollectable may be recorded at the time of the restructuring or may have already been recorded in prior periods such that no charge-off is required at the time of the modification.

(2)	TDRs involving changes in the amount or timing of interest payments may involve a below-market interest rate.

The following table presents total corporate loans modified in a TDR at December 31, 2014 and 2013, as well as those TDRs that defaulted during the three months ended December 31, 2014 and 2013 and for which the payment default occurred within one year of a permanent modification. Default is defined as 60 days past due, except for classifiably managed commercial markets loans, where default is defined as 90 days past due.

In millions of dollars	TDR balances at December 31, 2014	TDR loans in payment default during the year ended December 31, 2014	TDR balances at December 31, 2013	TDR loans in payment default during the year ended December 31, 2013
Commercial and industrial	$117	$—	$197	$27
Loans to financial institutions	—	—	14	—
Mortgage and real estate	107	—	161	17
Other	355	—	422	—
Total	$579	$—	$794	$44

Purchased Distressed Loans
Included in the corporate and consumer loans outstanding tables above are purchased distressed loans, which are loans that have evidenced significant credit deterioration subsequent to origination but prior to acquisition by Citigroup. In accordance with SOP 03-3 (codified as ASC 310-30), the difference between the total expected cash flows for these loans and the initial recorded investment is recognized in income over the life of the loans using a level yield. Accordingly, these loans have been excluded from the impaired loan table information presented above. In addition, per SOP 03-3, subsequent decreases in the expected cash flows for a purchased distressed loan require a build of an allowance so the loan retains its level yield. However, increases in the expected cash flows are first recognized as a reduction of any previously established allowance and then recognized as income prospectively over the remaining life of the loan by increasing the loan’s level yield. Where the expected cash flows cannot be reliably estimated, the purchased distressed loan is accounted for under the cost recovery method. The carrying amount of the Company’s purchased distressed loan portfolio was $361 million and $590 million, net of an allowance of $60 million and $113 million, at December 31, 2014 and 2013, respectively.

The changes in the accretable yield, related allowance and carrying amount net of accretable yield for 2014 and 2013 are as follows:

In millions of dollars	Accretable yield	Carrying amount of loan receivable	Allowance
Balance at December 31, 2012	$22	$537	$98
Purchases (1)	$46	$405	$—
Disposals/payments received	(5)	(199)	(8)
Accretion	(10)	10	—
Builds (reductions) to the allowance	22	—	25
Increase to expected cash flows	3	—	—
FX/other	—	(50)	(2)
Balance at December 31, 2013 (2)	$78	$703	$113
Purchases (1)	$1	$46	$—
Disposals/payments received	(6)	(307)	(15)
Accretion	(24)	24	—
Builds (reductions) to the allowance	(36)	—	(27)
Increase to expected cash flows	23	—	—
FX/other	(9)	(45)	(11)
Balance at December 31, 2014 (2)	$27	$421	$60

(1)
The balance reported in the column “Carrying amount of loan receivable” consists of $46 million and $405 million in 2014 and 2013, respectively, of purchased loans accounted for under the level-yield method. No purchased loans were accounted for under the cost-recovery method. These balances represent the fair value of these loans at their acquisition date. The related total expected cash flows for the level-yield loans at their acquisition dates were $46 million and $451 million in 2014 and 2013, respectively.

(2)
The balance reported in the column “Carrying amount of loan receivable” consists of $413 million and $691 million of loans accounted for under the level-yield method and $8 million and $12 million accounted for under the cost-recovery method in 2014 and 2013, respectively.